Interest rate benchmark reform	6 Months Ended
Jun. 30, 2022
Interest rate benchmark reform [Abstract]
Interest rate benchmark reform	Interest rate benchmark reform
Following the financial crisis, the reform and replacement of benchmark interest rates such as LIBOR became a priority for global regulators. The FCA and other global regulators instructed market participants to prepare for the cessation of GBP, EUR, CHF, JPY LIBOR and the 1-week and 2-month USD settings of LIBOR after the end of 2021, The remaining USD LIBOR settings are scheduled to cease immediately after 30 June 2023.
How the Group is managing the transition to alternative benchmark rates
Barclays established a Group-wide LIBOR Transition Programme, further detail on the transition programme is available in the Barclays PLC Annual Report 2021. This Programme oversaw transition for GBP, EUR, CHF and JPY LIBOR exposures and continues to work to transition the remaining residual of unremediated exposures off of synthetic rates, in addition to overseeing USD LIBOR transition in preparation for the 30 June 2023 cessation.
The majority of GBP, EUR, CHF and JPY exposures have now transitioned off of LIBOR and good progress has been made with the unremediated exposures reported at year-end 2021. A small residual population of GBP, EUR and JPY contracts remain unremediated at the end of H1 2022. The majority of these have now reset onto GBP and JPY Synthetic LIBOR rates. We continue to work with clients to bilaterally transition these trades and have raised potential risks regarding note holder consent for securitised products and Local Authority consent for Public Finance Initiative (PFI) loan deals with our regulators.
The Barclays Group-wide LIBOR Transition Programme has also commenced focus on the transition of USD LIBOR exposures impacted by the 30 June 2023 cessation timeline. As with GBP, EUR, CHF and JPY LIBOR, USD LIBOR transition approaches will vary by product and nature of counterparty. H122 saw focused efforts to transition uncommitted lending exposure with further wide scale client engagement for other products due to commence in H222. Both active conversion of exposures and inclusion of fallback provisions will be leveraged for bilateral derivative and non-derivatives products. For cleared derivatives, Barclays is working with central clearing counterparties (CCPs) on transition which is expected to follow a market wide, standardised approach to reform similar to the CCP-led conversions in 2021.
The Group met the Q121 Federal Reserve Bank of New York milestone to cease new use of US dollar LIBOR, with limited exceptions. The Group has put in place controls so that any exceptions or exemptions are approved.